Saba Closed-End Funds ETF	February 28, 2023
SCHEDULE OF INVESTMENTS	(Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS – 117.7%
EQUITY – 38.9%
Aberdeen Emerging Markets Equity Income Fund Inc.	5,367	$27,425
Aberdeen Standard Global Infrastructure Income Fund	15,316	269,868
Adams Diversified Equity Fund, Inc.	40,171	616,223
Blackrock Health Sciences Trust II	33	525
BlackRock Innovation & Growth Trust	107,640	810,529
BlackRock Science & Technology Trust II	120	2,116
Center Coast Brookfield MLP & Energy Infrastructure Fund(a)	146,912	2,766,353
ClearBridge Energy Midstream Opportunity Fund, Inc.(a)	256,867	7,680,323
ClearBridge MLP & Midstream Total Return Fund, Inc.(a)	187,434	5,591,156
Cushing MLP & Infrastructure Total Return Fund (The)(a)	55,453	1,926,437
GAMCO Natural Resources Gold & Income Trust	6	30
General American Investors Co., Inc.	16,872	646,704
Kayne Anderson NextGen Energy & Infrastructure, Inc.	13,548	100,255
Macquarie Global Infrastructure Total Return Fund, Inc.	12,498	288,079
MainStay CBRE Global Infrastructure Megatrends Fund	153,754	2,192,532
Neuberger Berman MLP & Energy Income Fund, Inc.	22,066	157,331
Neuberger Berman Next Generation Connectivity Fund, Inc.(a)	572,541	5,759,762
New Ireland Fund, Inc. (The)*	46,757	490,481
Nuveen Real Asset Income and Growth Fund	76	918
NXG NextGen Infrastructure Income Fund(a)	60,013	2,334,506
Principal Real Estate Income Fund(a)	153,979	1,704,548
Taiwan Fund, Inc. (The)*	7,184	191,894
Tortoise Energy Independence Fund, Inc.(a)	13,622	401,303
Tortoise Energy Infrastructure Corp.	2,624	81,055
Tortoise Midstream Energy Fund, Inc.(a)	35,631	1,257,062
Tortoise Pipeline & Energy Fund, Inc.	5,540	150,079
Voya Asia Pacific High Dividend Equity Income Fund	5,534	35,086
Voya Emerging Markets High Income Dividend Equity Fund(a)	289,678	1,520,809
Voya Global Equity Dividend and Premium Opportunity Fund	9,313	49,825
Voya Infrastructure Industrials and Materials Fund(a)	63,722	619,378
		37,672,592

	Number of Shares	Value
CLOSED-END FUNDS (Continued)
FIXED INCOME – 69.0%
Aberdeen Asia-Pacific Income Fund, Inc.	2,637	$7,252
Angel Oak Financial Strategies Income Term Trust(a)	30,216	392,808
Apollo Tactical Income Fund, Inc.(a)	283,718	3,634,428
Ares Dynamic Credit Allocation Fund, Inc.	22,096	279,956
Barings Global Short Duration High Yield Fund	27,131	368,710
BlackRock California Municipal Income Trust(a)	275,437	3,079,386
BlackRock Credit Allocation Income Trust	1,290	13,829
Blackrock ESG Capital Allocation Trust(a)	920,914	13,353,253
BlackRock MuniHoldings New York Quality Fund, Inc.	3,256	33,374
BlackRock MuniYield New York Quality Fund, Inc.	15,932	158,205
BlackRock MuniYield Pennsylvania Quality Fund	5,130	57,610
Blackstone Long-Short Credit Income Fund	26,362	302,108
Blackstone Strategic Credit Fund(a)	127,550	1,415,805
BNY Mellon High Yield Strategies Fund	10,000	22,500
BNY Mellon Municipal Income, Inc.	5,248	33,272
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	50,679	413,034
DWS Municipal Income Trust	1	9
DWS Strategic Municipal Income Trust	78,256	650,026
Eaton Vance California Municipal Bond Fund(a)	86,319	760,470
Eaton Vance California Municipal Income Trust	22,034	219,459
Eaton Vance New York Municipal Bond Fund(a)	407,073	3,736,930
Ellsworth Growth and Income Fund Ltd.(a)	201,128	1,693,498
Federated Hermes Premier Municipal Income Fund	137	1,448
First Trust Aberdeen Global Opportunity Income Fund	1,790	10,489
First Trust High Income Long/Short Fund	2,000	23,300
First Trust High Yield Opportunities 2027 Term Fund	1,853	26,794
Invesco Pennsylvania Value Municipal Income Trust	10,598	105,450
Invesco Senior Income Trust	12,000	47,400
Invesco Trust for Investment Grade New York Municipals	606	6,114
KKR Income Opportunities Fund	3,333	38,196
MFS High Income Municipal Trust	7,405	26,288

Saba Closed-End Funds ETF	February 28, 2023
SCHEDULE OF INVESTMENTS (Continued)	(Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS (Continued)
FIXED INCOME (Continued)
MFS High Yield Municipal Trust	332,839	$1,061,756
MFS Investment Grade Municipal Trust	91,284	658,158
MFS Municipal Income Trust	440	2,218
Morgan Stanley Emerging Markets Debt Fund, Inc.(a)	357,270	2,343,691
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	1,386,158	6,237,711
Neuberger Berman California Municipal Fund, Inc.	1,451	15,395
Neuberger Berman New York Municipal Fund, Inc.	6,263	59,060
New America High Income Fund, Inc. (The)	24,525	167,015
Nuveen Core Plus Impact Fund(a)	432,744	4,712,582
Nuveen Credit Strategies Income Fund	47,590	253,655
Nuveen Mortgage and Income Fund	3,190	52,826
Nuveen New Jersey Quality Municipal Income Fund	143,081	1,626,831
Nuveen New York AMT-Free Quality Municipal Income Fund(a)	57,354	590,173
Nuveen New York Quality Municipal Income Fund	5,110	54,166
Nuveen Ohio Quality Municipal Income Fund(a)	53,972	669,253
Nuveen Pennsylvania Quality Municipal Income Fund	154,618	1,730,175
PGIM Short Duration High Yield Opportunities Fund(a)	57,773	892,593
Pioneer High Income Fund, Inc.	19,035	133,435
Pioneer Municipal High Income Opportunities Fund, Inc.(a)	130,109	1,385,661
Templeton Global Income Fund(a)	2,682,634	11,428,021
Vertical Capital Income Fund(a)	99,957	1,008,066
Western Asset Diversified Income Fund	41,212	576,144
Western Asset High Income Opportunity Fund, Inc.	9,000	36,360
Western Asset Intermediate Muni Fund, Inc.	27,797	216,817
		66,823,163
HYBRID – 9.8%
Blackrock Capital Allocation Trust(a)	126,090	1,871,176
Calamos Long/Short Equity & Dynamic Income Trust	1,580	25,801
Delaware Enhanced Global Dividend & Income Fund	22,337	172,218
Ecofin Sustainable and Social(a)	169,675	2,200,685
Goldman Sachs MLP Energy and Renaissance Fund	1,093	14,559
Nuveen Multi-Asset Income Fund(a)	401,052	4,876,792
Thornburg Income Builder Opportunities Trust	13,779	208,476

	Number of Shares	Value
CLOSED-END FUNDS (Continued)
HYBRID (Continued)
Virtus Dividend Interest & Premium Strategy Fund	12,815	$152,627
		9,522,334

TOTAL INVESTMENTS – 117.7%
(Cost $117,995,504)		114,018,089
Liabilities in Excess of Other Assets – (17.7%)		(17,156,778)
TOTAL NET ASSETS – 100.0%		$96,861,311

*	Non-income producing security.
(a)	All or a portion of this security is pledged as collateral for borrowings. As of February 28, 2023, the aggregate value of those securities was $52,400,917, representing 54.1% of net assets.

Saba Closed-End Funds ETF	February 28, 2023
SCHEDULE OF INVESTMENTS (Concluded)	(Unaudited)

FUTURES CONTRACTS

	Expiration Date	Number of Contracts	Notional Value	Value	Unrealized Appreciation (Depreciation)
Bond Futures (Short Position)
CBOT 10-Year U.S. Treasury Note	June 2023	(44)	$(4,908,682)	$(4,912,875)	$(4,193)
CBOT 5-Year U.S. Treasury Note	June 2023	(414)	(44,374,988)	(44,320,641)	54,347
TOTAL FUTURES CONTRACTS			$(49,283,670)	$(49,233,516)	$50,154